CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Allowance for doubtful accounts (in dollars)	$ 0	$ 272,620
Accumulated depreciation on property and equipment (in dollars)	6,726,401	6,074,117
Accumulated amortization on EDA bond offering costs (in dollars)	$ 150,052	$ 135,874
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	995,000,000	690,000,000
Common stock, shares issued	711,544,352	631,160,701
Common stock, shares outstanding	711,444,352	631,060,701
Treasury stock, shares	100,000	100,000